S-K 1603(c) Fiduciary Duties to Other Companies	Apr. 16, 2026
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Below is a table summarizing the entities to which our executive officers and directors currently have fiduciary duties or contractual obligations:

Individual	Entity	Entity’s Business	Affiliation
Robert Wotczak	BCMA Group	Business Advisory	Founder and CEO
Emma Dell’Acqua	BCMA Group	Business Advisory	Managing Director
John W. Heilshorn	Alliance Advisors IR	Investor Relations	Founding Partner
Aaron Spool	Eventus Advisory Group, LLC	Accounting and Financial	Managing Partner
Michael Faber	NextPoint Management Company, Inc.	Financial Advisory	President
John Ziegelman	Sopris Global Advisors, LLC	Investment Management	Managing Member
Jay Gettenberg	Accounting & Compliance International	Financial Regulatory Advisory	Managing Partner & CEO